Earnings per Share (Narrative) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares, excluded from computation of diluted net loss per share	4.3	4.0	3.8